Summary of Activity for Nonvested Restricted Shares (Detail) (Non Vested Restricted Stock, USD $)	12 Months Ended
May 31, 2014
Non Vested Restricted Stock
Weighted Average Grant-Date Fair Value
Beginning balance	$ 20.94
Granted	$ 35.02
Vested	$ 18.71
Forfeited	$ 21.49
Ending balance	$ 24.24
Shares
Beginning Balance	3,236,000
Granted	613,000
Vested	(682,000)
Forfeited	(107,000)
Ending Balance	3,060,000